Annual Fund Operating Expenses - Eaton Vance Income Fund of Boston	Oct. 31, 2021
Class A
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.01%
Less Expense Reimbursement(1)	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%
Class C
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.76%
Less Expense Reimbursement(1)	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.75%
Class R
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.26%
Less Expense Reimbursement(1)	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%
Class I
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.76%
Less Expense Reimbursement(1)	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.75%
Class R6
Operating Expenses:
Management Fees	0.58%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.67%
Less Expense Reimbursement(1)	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.66%

[1]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Class A shares, 1.75% for Class C shares, 0.75% for Class I shares, 1.25% for Class R shares and 0.66% for Class R6 shares. This expense reimbursement will continue through February 28, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.